Core Equity Plus Fund
Core Equity Plus Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Core Equity Plus Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Core Equity Plus Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	1.30%	1.10%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Component1 Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Component2 Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Component3 Other Expenses	none	none	none	none	none
Other Expenses (as a percentage of Assets):	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses (as a percentage of Assets)	1.77%	1.57%	2.02%	2.77%	2.27%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Core Equity Plus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	180	558	960	2,082
Institutional Class	160	496	856	1,866
A Class	769	1,173	1,601	2,785
C Class	281	861	1,465	3,093
R Class	231	710	1,216	2,601

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
The managers use quantitative models to construct the portfolio of equity securities for the fund. The fund invests approximately 130% of its assets in long positions, while 30% of its assets are sold short. A long position arises when the fund buys a security outright. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The proceeds from the securities sold short are used to purchase an additional 30% of long positions. The net investment exposure for the fund is a 100% long market exposure.
The portfolio managers buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using a multi-factor quantitative model in a two-step process. In the first step, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from the most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. In the second step, the managers use a quantitative model to build a portfolio that provides the optimal balance between risk and expected return.
The portfolio managers generally sell a stock from the fund’s long portfolio when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund’s use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Short Sales Risk — If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

•	Leverage Risk — The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk — If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Benchmark Correlation — The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 13.42% Lowest Performance Quarter (2Q 2012): -4.00%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.65%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus Core Equity Plus Fund	Label	1 Year	Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	35.44%	22.87%	Oct. 31, 2011
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	33.10%	21.61%	Oct. 31, 2011
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.90%	17.84%	Oct. 31, 2011
Institutional Class	Institutional Class Return Before Taxes	35.69%	23.11%	Oct. 31, 2011
A Class	A Class Return Before Taxes	27.30%	19.27%	Oct. 31, 2011
C Class	C Class Return Before Taxes	34.05%	21.62%	Oct. 31, 2011
R Class	R Class Return Before Taxes	34.81%	22.25%	Oct. 31, 2011
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	22.31%	Oct. 31, 2011

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Disciplined Growth Fund
Disciplined Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Disciplined Growth Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Disciplined Growth Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	1.02%	0.82%	1.02%	1.02%	1.02%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	none	none	none	none	none
Expenses (as a percentage of Assets)	1.02%	0.82%	1.27%	2.02%	1.52%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Disciplined Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	104	325	564	1,248
Institutional Class	84	262	456	1,014
A Class	697	955	1,233	2,020
C Class	206	635	1,089	2,345
R Class	155	481	830	1,811

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers initially identify an eligible universe of growth stocks then use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the Russell 1000® Growth Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices tend to fluctuate more dramatically than the overall stock market.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 17.16% Lowest Performance Quarter (4Q 2008): -23.62%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.26%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus Disciplined Growth Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Investor Class	Investor Class Return Before Taxes	34.90%		21.41%		8.86%		Sep. 30, 2005
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	32.58%		20.91%		8.42%		Sep. 30, 2005
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.66%		17.48%		7.08%		Sep. 30, 2005
Institutional Class	Institutional Class Return Before Taxes	35.16%		21.63%		9.07%		Sep. 30, 2005
A Class	A Class1 Return Before Taxes	26.78%	[1]	19.68%	[1]	7.81%	[1]	Sep. 30, 2005	[1]
C Class	C Class Return Before Taxes	33.48%		20.21%		6.09%		Sep. 28, 2007
R Class	R Class Return Before Taxes	34.08%		20.79%		8.31%		Sep. 30, 2005
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.49%		20.38%		8.46%		Sep. 30, 2005
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Disciplined Growth Plus Fund
Disciplined Growth Plus Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Disciplined Growth Plus Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Disciplined Growth Plus Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	1.45%	1.25%	1.45%	1.45%	1.45%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Component1 Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Component2 Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Component3 Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses (as a percentage of Assets):	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses (as a percentage of Assets)	1.81%	1.61%	2.06%	2.81%	2.31%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Disciplined Growth Plus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	184	570	981	2,124
Institutional Class	164	509	877	1,909
A Class	772	1,185	1,620	2,824
C Class	285	872	1,485	3,131
R Class	235	723	1,236	2,641

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio

Principal Investment Strategies
The managers use quantitative models to construct the portfolio of equity securities for the fund. The fund invests approximately 130% of its assets in long positions, while 30% of its assets are sold short. A long position arises when the fund buys a security outright. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The proceeds from the securities sold short are used to fund the purchase of the additional 30% of long positions. The net investment exposure for the fund is a 100% long market exposure.
The portfolio managers initially identify an eligible universe of growth stocks and then buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using a multi-factor quantitative model in a two-step process. In the first step, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. In the second step, the managers use a quantitative model to build a portfolio that provides the optimal balance between risk and expected return.
The portfolio managers generally sell a stock from the fund’s long portfolio when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund’s use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Short Sales Risk – If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

•	Leverage Risk – The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the Russell 1000® Growth Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices tend to fluctuate more dramatically than the overall stock market.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 17.14% Lowest Performance Quarter (2Q 2012): -5.40%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.06%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus Disciplined Growth Plus Fund	Label	1 Year	Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	35.92%	22.11%	Oct. 31, 2011
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	35.02%	21.68%	Oct. 31, 2011
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.05%	17.29%	Oct. 31, 2011
Institutional Class	Institutional Class Return Before Taxes	36.19%	22.35%	Oct. 31, 2011
A Class	A Class Return Before Taxes	27.73%	18.52%	Oct. 31, 2011
C Class	C Class Return Before Taxes	34.67%	20.90%	Oct. 31, 2011
R Class	R Class Return Before Taxes	35.19%	21.48%	Oct. 31, 2011
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.49%	21.78%	Oct. 31, 2011

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Emerging Markets Value Fund
Emerging Markets Value Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 11 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Emerging Markets Value Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Emerging Markets Value Fund		Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)		1.52%	1.32%	1.52%	1.52%	1.52%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		1.56%	1.36%	1.81%	2.56%	2.06%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		1.49%	1.29%	1.74%	2.49%	1.99%
[1]	The advisor has agreed to waive 0.07 percentage points of the fund’s management fee. The advisor expects this waiver to continue until October 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Emerging Markets Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	152	487	844	1,849
Institutional Class	132	425	739	1,628
A Class	742	1,106	1,493	2,572
C Class	253	791	1,355	2,885
R Class	202	640	1,103	2,381

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. From the fund’s inception on October 31, 2013, through the most recent fiscal year end, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers select primarily from publicly-traded companies of all sizes located in the emerging market countries that comprise the MSCI Emerging Markets Index.

The MSCI Emerging Markets Index is a market capitalization-weighted index that monitors, as of the date of this prospectus, the performance of value stocks in the following emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emerites.

The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s value, momentum, and quality, as well as its growth potential. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in emerging market securities.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Foreign Securities Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Because of these risks, and others, securities of foreign issuers may be less liquid, more volatile, and harder to value than U.S. securities.

•
Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Currency Risk — Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Style Risk — If at any time the market is not favoring the fund’s value or quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation — The fund’s performance will likely be similar to the performance of its benchmark, the MSCI Emerging Markets Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Quantitative Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Small and Mid Cap Stocks — The fund may invest in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Equity Growth Fund
Equity Growth Fund
Investment Objective
The fund seeks long-term capital growth by investing in common stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Equity Growth Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Equity Growth Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	0.67%	0.47%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	none	none	none	none	none
Expenses (as a percentage of Assets)	0.67%	0.47%	0.92%	1.67%	1.17%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Equity Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	69	215	374	835
Institutional Class	48	151	264	592
A Class	664	852	1,056	1,641
C Class	170	527	908	1,974
R Class	119	372	644	1,420

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks

•
Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation — The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 15.04% Lowest Performance Quarter (4Q 2008): -21.63%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.93%

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus Equity Growth Fund	Label	1 Year		5 Years		10 Years		Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	32.94%		17.28%		7.65%			May 09, 1991
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	30.82%		16.69%		7.08%			May 09, 1991
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.64%		13.96%		6.20%			May 09, 1991
Institutional Class	Institutional Class Return Before Taxes	33.23%		17.51%		7.86%			Jan. 02, 1998
A Class	A Class1 Return Before Taxes	25.02%	[1]	15.61%	[1]	6.75%	[1]		Oct. 09, 1997	[1]
C Class	C Class Return Before Taxes	31.65%		16.12%		6.58%			Jul. 18, 2001
R Class	R Class Return Before Taxes	32.28%		16.69%				6.21%	Jul. 29, 2005
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%		17.93%		7.40%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Equity Market Neutral Fund
Equity Market Neutral Fund
Investment Objective
The fund seeks capital appreciation independent of equity market conditions.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Equity Market Neutral Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Equity Market Neutral Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	1.38%	1.18%	1.38%	1.38%	1.38%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Component1 Other Expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Component2 Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Component3 Other Expenses	none	none	none	none	none
Other Expenses (as a percentage of Assets):	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses (as a percentage of Assets)	2.92%	2.72%	3.17%	3.92%	3.42%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Equity Market Neutral Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	296	905	1,539	3,236
Institutional Class	276	846	1,441	3,045
A Class	877	1,498	2,140	3,843
C Class	395	1,197	2,015	4,128
R Class	346	1,052	1,780	3,694

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Principal Investment Strategies
The managers use quantitative models to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities that they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued.  A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily publicly traded U.S. companies with a market capitalization greater than $1 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity, or specific events alter its prospects.
The fund’s use of short selling as a principal investment strategy creates leverage in an attempt to increase returns.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Management Risk – Although the fund seeks to have approximately equal dollar amounts invested in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not be able to construct a portfolio of long and short positions that has limited exposure to general market movements.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Failure to Maintain Market Neutrality – Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Style Risk – Because the fund’s portfolio may not always be style-neutral, its performance may be sensitive to the value/growth cycle within the U.S. equity markets. Also, if at any time the market is not favoring the fund’s quantitative style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Short Sales Risk – If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Leverage Risk – The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Small Cap Stocks – Though the fund invests primarily in larger companies, it may also invest in smaller companies. Investments in smaller companies may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns in its long portfolio or in which the fund has taken a short position.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time, your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2006): 10.73% Lowest Performance Quarter (3Q 2008): -6.78%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.08%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus Equity Market Neutral Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	5.99%	0.79%	1.66%	Sep. 30, 2005
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	5.99%	0.79%	1.57%	Sep. 30, 2005
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.39%	0.60%	1.27%	Sep. 30, 2005
Institutional Class	Institutional Class Return Before Taxes	6.30%	0.98%	1.87%	Sep. 30, 2005
A Class	A Class Return Before Taxes	(0.27%)	(0.64%)	0.69%	Sep. 30, 2005
C Class	C Class Return Before Taxes	4.95%	(0.23%)	0.64%	Sep. 30, 2005
R Class	R Class Return Before Taxes	5.48%	0.28%	1.15%	Sep. 30, 2005
Barclays U.S. 1-3 Month Treasury Bill Index	Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.09%	1.52%	Sep. 30, 2005

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Global Gold Fund
Global Gold Fund
Investment Objective
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Global Gold Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Exchange Fee (as a percentage of Amount Redeemed)	1.00%	1.00%	none		none	1.00%
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Global Gold Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	0.67%	0.47%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	none	none	none	none	none
Expenses (as a percentage of Assets)	0.67%	0.47%	0.92%	1.67%	1.17%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Global Gold Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	69	215	374	835
Institutional Class	48	151	264	592
A Class	664	852	1,056	1,641
C Class	170	527	908	1,974
R Class	119	372	644	1,420

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The fund invests at least 80% of its net assets in companies that are engaged in mining, processing, fabricating, distributing, exploring for or otherwise dealing in gold. The portfolio managers use quantitative management techniques and fundamental stock selection in a two-step process to construct the portfolio of stocks for the fund. First, the managers select stocks based on several valuation criteria, without comparing the fund’s holdings to the holdings of an index or benchmark. Second, the managers use a quantitative model to assess the fund’s risk characteristics relative to its benchmark and help the managers build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks

•
Gold Stocks — Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

•
Nondiversification — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.

•
Concentration Risk — The fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

•
Foreign Securities Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Emerging Markets Risk —Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

•
Currency Risk — Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Single Country Risk — Investing a significant portion of assets in one country or region, such as Canada, makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the NYSE Arca Gold Miners Index, which is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in mining for gold and silver. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2012): 22.78% Lowest Performance Quarter (2Q 2013): -34.50%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.20%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus Global Gold Fund	Label	1 Year		5 Years		10 Years		Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	(51.31%)		(5.56%)		(0.53%)			Aug. 17, 1988
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(51.31%)		(6.35%)		(1.18%)			Aug. 17, 1988
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(29.04%)		(3.09%)		0.34%			Aug. 17, 1988
Institutional Class	Institutional Class Return Before Taxes	(51.19%)		(5.37%)				(8.49%)	Sep. 28, 2007
A Class	A Class1 Return Before Taxes	(54.21%)	[1]	(6.90%)	[1]	(1.35%)	[1]		May 06, 1998	[1]
C Class	C Class Return Before Taxes	(51.77%)		(6.50%)				(9.58%)	Sep. 28, 2007
R Class	R Class Return Before Taxes	(51.52%)		(6.03%)				(9.12%)	Sep. 28, 2007
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	26.68%		15.02%		6.97%
NYSE Arca Gold Miners Index	NYSE Arca Gold Miners Index2 (reflects no deduction for fees, expenses or taxes)	(53.62%)	[2]	(7.77%)	[2]
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.
[2]	NYSE Arca Gold Miners Index benchmark total return data is first available as of October 1, 2004.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Income and Growth Fund
Income & Growth Fund
Investment Objective
The fund seeks long-term capital growth by investing in common stocks.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus Income and Growth Fund (USD $)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus Income and Growth Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	0.67%	0.47%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	none	none	none	none	none
Expenses (as a percentage of Assets)	0.67%	0.47%	0.92%	1.67%	1.17%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus Income and Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	69	215	374	835
Institutional Class	48	151	264	592
A Class	664	852	1,056	1,641
C Class	170	527	908	1,974
R Class	119	372	644	1,420

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment (with a tilt towards valuation). Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers also attempt to create a dividend yield that will be greater than the S&P 500® Index.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Low Dividend Yield – Although current income is an objective of the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 15.26% Lowest Performance Quarter (4Q 2008): -19.93%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.35%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus Income and Growth Fund	Label	1 Year		5 Years		10 Years		Inception Date
Investor Class	Investor Class Return Before Taxes	35.72%		16.58%		6.88%		Dec. 17, 1990
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	35.01%		16.20%		6.16%		Dec. 17, 1990
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.71%		13.44%		5.57%		Dec. 17, 1990
Institutional Class	Institutional Class Return Before Taxes	36.01%		16.82%		7.10%		Jan. 28, 1998
A Class	A Class1 Return Before Taxes	27.61%	[1]	14.92%	[1]	5.99%	[1]	Dec. 15, 1997	[1]
C Class	C Class Return Before Taxes	34.37%		15.42%		5.82%		Jun. 28, 2001
R Class	R Class Return Before Taxes	35.05%		15.99%		6.35%		Aug. 29, 2003
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%		17.93%		7.40%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

International Core Equity Fund
International Core Equity Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus International Core Equity Fund (USD $)	Investor Class	Institutional Fund	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	none		none	2.00%
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus International Core Equity Fund	Investor Class	Institutional Fund	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	1.15%	0.95%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.16%	0.96%	1.41%	2.16%	1.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus International Core Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	118	369	639	1,409
Institutional Fund	98	306	532	1,178
A Class	711	996	1,302	2,168
C Class	220	677	1,160	2,489
R Class	169	524	903	1,964

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers select from publicly traded companies that are primarily located in developed countries, excluding the United States and Canada, that have characteristics similar to those of the companies that comprise the MSCI EAFE® (Europe, Australasia, Far East) Index. The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the portfolio managers rank stocks from most attractive to least attractive by using a quantitative model that combines measures that the portfolio managers believe are predictive of an individual stock performance, such as value, quality and momentum. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers also intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio. Though the fund invests primarily in securities issued by companies located in developed countries, it may also invest in emerging markets.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Foreign Securities Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Because of these risks, and others, securities of foreign issuers may be less liquid, more volatile, and harder to value than U.S. securities.

•	Emerging Markets Risk – Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation – The fund’s performance will likely be similar to the performance of its benchmark, the MSCI EAFE® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Small and Mid Cap Stocks – The fund may invest in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 21.59% Lowest Performance Quarter (3Q 2008): -22.12%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.44%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus International Core Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	24.40%	11.65%	1.62%	Nov. 30, 2006
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	24.14%	11.49%	1.18%	Nov. 30, 2006
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.20%	9.59%	1.39%	Nov. 30, 2006
Institutional Fund	Institutional Class Return Before Taxes	24.62%	11.90%	1.83%	Nov. 30, 2006
A Class	A Class Return Before Taxes	16.93%	10.07%	0.53%	Nov. 30, 2006
C Class	C Class Return Before Taxes	23.19%	10.56%	0.62%	Nov. 30, 2006
R Class	R Class Return Before Taxes	23.78%	11.10%	1.13%	Nov. 30, 2006
MSCI EAFE Index	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	22.78%	12.43%	2.20%	Nov. 30, 2006

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT Core Equity Plus Fund
NT Core Equity Plus Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Century Quantitative Equity Funds Prospectus NT Core Equity Plus Fund Institutional Class
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.28%
Component2 Other Expenses	0.19%
Component3 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.57%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Century Quantitative Equity Funds Prospectus NT Core Equity Plus Fund Institutional Class	160	496	856	1,866

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
The managers use quantitative models to construct the portfolio of equity securities for the fund. The fund invests approximately 130% of its assets in long positions, while 30% of its assets are sold short. A long position arises when the fund buys a security outright. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The proceeds from the securities sold short are used to purchase an additional 30% of long positions. The net investment exposure for the fund is a 100% long market exposure.
The portfolio managers buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using a multi-factor quantitative model in a two-step process. In the first step, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from the most attractive to least attractive based on an objective set of measures, including a stock’s valuation, quality, growth, and sentiment. In the second step, the managers use a quantitative model to build a portfolio that provides the optimal balance between risk and expected return.
The portfolio managers generally sell a stock from the fund’s long portfolio when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund’s use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Short Sales Risk — If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

•	Leverage Risk — The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk — If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Benchmark Correlation — The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 13.33% Lowest Performance Quarter (2Q 2012): -3.86%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 8.85%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus NT Core Equity Plus Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Institutional Class Return Before Taxes	35.63%	24.86%	Dec. 01, 2011
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	33.54%	23.70%	Dec. 01, 2011
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.80%	19.43%	Dec. 01, 2011
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	23.56%	Dec. 01, 2011

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT EQUITY GROWTH FUND
NT Equity Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Century Quantitative Equity Funds Prospectus NT EQUITY GROWTH FUND INSTITUTIONAL CLASS
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.47%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Century Quantitative Equity Funds Prospectus NT EQUITY GROWTH FUND INSTITUTIONAL CLASS	48	151	264	592

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including each stock’s valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 14.93% Lowest Performance Quarter (4Q 2008): -21.29%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 8.09%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus NT EQUITY GROWTH FUND	Label	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	33.30%	17.36%	6.88%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions	Return After Taxes on Distributions	28.92%	16.04%	5.99%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.26%	13.94%	5.40%	May 12, 2006
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.07%	May 12, 2006

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT SMALL COMPANY
NT Small Company Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Century Quantitative Equity Funds Prospectus NT SMALL COMPANY INSTITUTIONAL CLASS
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.67%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Century Quantitative Equity Funds Prospectus NT SMALL COMPANY INSTITUTIONAL CLASS	69	215	374	835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of smaller-capitalization U.S. companies. The managers consider small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000® Index. The portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily smaller U.S. companies, from most attractive to least attractive based on an objective set of measures, including each stock’s valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Small Cap Stocks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the Russell 2000® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 17.06% Lowest Performance Quarter (4Q 2008): -26.99%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was -1.56%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus NT SMALL COMPANY	Label	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	43.94%	20.04%	4.74%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions	Return After Taxes on Distributions	38.55%	18.56%	3.88%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	26.95%	16.20%	3.63%	May 12, 2006
Russell 2000 Value Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	7.52%	May 12, 2006

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

SMALL COMPANY FUND
Small Company Fund
Investment Objective
The fund seeks long-term capital growth by investing primarily in common stocks of small companies.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus SMALL COMPANY FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus SMALL COMPANY FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)	0.87%	0.67%	0.87%	0.87%	0.87%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	none	none	none	none	none
Expenses (as a percentage of Assets)	0.87%	0.67%	1.12%	1.87%	1.37%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus SMALL COMPANY FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	89	278	483	1,073
INSTITUTIONAL CLASS	69	215	374	835
A CLASS	683	911	1,157	1,860
C CLASS	190	589	1,012	2,188
R CLASS	140	435	751	1,645

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of smaller-capitalization U.S. companies. The portfolio managers consider small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000® Index. The portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily smaller U.S. companies, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Small Cap Stocks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the Russell 2000® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 16.97% Lowest Performance Quarter (4Q 2008): -26.86%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -1.54%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus SMALL COMPANY FUND		Label	1 Year	5 Years		10 Years		Inception Date
INVESTOR CLASS		Investor Class Return Before Taxes	43.71%	19.97%		7.77%		Jul. 31, 1998
INVESTOR CLASS After Taxes on Distributions		Return After Taxes on Distributions	43.64%	19.90%		7.05%		Jul. 31, 1998
INVESTOR CLASS After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	24.79%	16.35%		6.21%		Jul. 31, 1998
INSTITUTIONAL CLASS		Institutional Class Return Before Taxes	44.10%	20.21%		8.00%		Oct. 01, 1999
A CLASS	[1]	A Class1 Return Before Taxes	35.14%	18.26%		6.86%		Sep. 07, 2000
C CLASS		C Class Return Before Taxes	42.24%	18.77%	[2]	6.70%	[2]	Mar. 01, 2010
R CLASS		R Class Return Before Taxes	42.99%	19.35%		7.24%		Aug. 29, 2003
Russell 2000 Value Index		Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%		9.06%
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

STRATEGIC INFLATION OPPORTUNITIES FUND
Strategic Inflation Opportunities Fund
Investment Objective
The fund seeks total real return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 16 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Quantitative Equity Funds Prospectus STRATEGIC INFLATION OPPORTUNITIES FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Quantitative Equity Funds Prospectus STRATEGIC INFLATION OPPORTUNITIES FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)		1.08%	0.88%	1.08%	1.08%	1.08%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)		1.15%	0.95%	1.40%	2.15%	1.65%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.95%	0.75%	1.20%	1.95%	1.45%
[1]	The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until October 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Quantitative Equity Funds Prospectus STRATEGIC INFLATION OPPORTUNITIES FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	97	346	614	1,379
INSTITUTIONAL CLASS	77	283	507	1,148
A CLASS	690	975	1,280	2,141
C CLASS	198	655	1,137	2,463
R CLASS	148	502	879	1,936

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy seeks to diversify its investments among U.S. Treasury inflation-indexed securities, non-U.S. dollar investments, commodity-related investments, companies engaged in the real estate industry (including securities issued by real estate investment trusts (REITs)), and securities that reflect the price of gold bullion, all in an effort to provide investors total real return. Total real return is total return reduced by the expected impact of inflation. The fund’s investment strategy has been designed in an effort to protect the fund’s investors from the effects of rising U.S. inflation. Generally, the portfolio managers intend to diversify the fund’s investments as indicated in the following table. The table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among its major asset classes over the long term, and the ranges within which the portfolio managers may make tactical allocations as a result of changing economic conditions or the portfolio managers’ inflation expectations. The portfolio managers will regularly review the fund’s asset mix and adjust the allocation among asset classes as necessary to provide the fund what they believe is the most favorable outlook for achieving the fund’s objective. By adjusting the allocation among asset classes the portfolio managers can moderate risks associated with each asset category.

	U.S. Inflation-Indexed and other U.S. Fixed-Income Securities	Non-U.S. Dollar Investments	Commodity-Related Investments	Real Estate-Related Securities	Gold Securities
Neutral Mix	45%	25%	15%	10%	5%
Operating Ranges	25-65%	15-35%	5-25%	0-20%	0-10%

To help protect against U.S. inflation, the fund will invest a portion of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.
The portfolio managers may also purchase U.S. Treasury securities, U.S. Treasury futures, and other U.S. fixed-income securities that are not linked to inflation whether issued by the U.S. government, its agencies or instrumentalities, municipalities, corporations or other non-governmental issuers. A portion of these investments may be in high-yield securities. The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such instruments are in keeping with the fund’s investment objective.
The fund also will invest a portion of its assets in debt securities of foreign issuers, including issuers located in emerging markets. In managing the fund’s non-U.S. dollar investments, the fund will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or with foreign currency forward contracts.

Foreign currency forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract. Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

The fund may also invest in high-quality non-dollar-denominated foreign government and foreign corporate debt securities, as well as inflation-indexed securities issued by foreign governments and corporations. When the managers believe it is prudent, the fund may also invest a portion of the assets from this portion in equity securities of foreign companies, including issuers located in emerging markets. Within this non-U.S. dollar portion, the fund may also invest in short-term securities, including money markets, securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, and commercial paper and other U.S. dollar debt investments.
The fund also will invest a portion of its assets in commodity-related investments. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. Under normal market conditions, the fund’s commodity-related investments will be allocated between equity securities of U.S. and foreign companies engaged in commodity-related businesses and investments that provide investment exposure to underlying investible commodities. Investments in equity securities of foreign companies engaged in commodity-related businesses do not apply to the fund’s neutral mix or operating range for non-U.S. dollar investments. To achieve exposure to underlying commodities, the fund may invest in commodity-linked notes, commodity-related exchange traded notes (ETNs), and exchange traded funds (ETFs) or other pooled investment funds that invest in underlying commodities or that seek to track the performance of a commodity or resource index.
The fund will also invest a portion of its assets in real estate investment trusts (REITs), REIT ETFs and equity securities issued by companies engaged in the real estate industry. A company is considered a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.
The fund will also invest a portion of its assets in securities that reflect the performance of the price of gold bullion, including through exchange traded funds (ETFs) or other pooled investment funds that invest in underlying gold.

Principal Risks

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Style Risk — If at any time the market is not favoring the fund’s investment style, which is designed for high and rising inflationary cycles, the fund’s gains may not be as big as, or its losses may be bigger than, those of other funds using different investment styles.

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Nondiversification — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case for a diversified fund.

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Real Interest Rate Risk — Inflation-indexed securities trade at prevailing real, or after-inflation, interest rates. Changes in real interest rates affect the value of such securities. Generally, when real interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when real interest rates decline. A period of rising interest rates may negatively affect the fund’s performance.

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Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by any erosion, or perceived erosion, in the ability of the issuers of these securities to make interest and principal payments as they become due.

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Foreign Securities Risk — The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Because of these risks, and others, securities of foreign issuers may be less liquid, more volatile, and harder to value than U.S. securities.

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Currency Risk — The fund is subject to the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund’s holdings may be significant depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Currency trends can be volatile, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed.

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Commodity and Gold Investing Risk — The fund’s commodity- and gold-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity- and gold-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity- and gold-related indexes. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

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Real Estate Investing — An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

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Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

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Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

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Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2012): 4.40% Lowest Performance Quarter (3Q 2011): -7.83%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.30%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus STRATEGIC INFLATION OPPORTUNITIES FUND	Label	1 Year	Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	(2.57%)	0.98%	Apr. 30, 2010
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	(2.63%)	0.75%	Apr. 30, 2010
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.41%)	0.69%	Apr. 30, 2010
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	(2.37%)	1.19%	Apr. 30, 2010
A CLASS	A Class Return Before Taxes	(8.47%)	(0.89%)	Apr. 30, 2010
C CLASS	C Class Return Before Taxes	(3.52%)	(0.04%)	Apr. 30, 2010
R CLASS	R Class Return Before Taxes	(3.01%)	0.49%	Apr. 30, 2010
Barclays U.S. 1-3 Month Treasury Bill Index	Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.08%	Apr. 30, 2010

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

UTILITIES FUND
Utilities Fund
Investment Objective
The fund seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)
Maximum Account Fee American Century Quantitative Equity Funds Prospectus UTILITIES FUND INVESTOR CLASS	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Century Quantitative Equity Funds Prospectus UTILITIES FUND INVESTOR CLASS
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.67%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Century Quantitative Equity Funds Prospectus UTILITIES FUND INVESTOR CLASS	69	215	374	835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies engaged in the utilities industry. The managers consider a company to be engaged in the utilities industry if

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the company’s securities are listed in at least one index that is made up exclusively of companies engaged in one or more of the following industries: electricity, natural gas, telecommunications services, cable television, water or sanitation services; or

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the company derives 50% or more of its revenues or net profits from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitation services.

The portfolio managers use quantitative and qualitative management techniques as well as risk controls to construct the fund’s portfolio. The quantitative process involves ranking stocks based on their growth and valuation characteristics. This ranking may be modified by the portfolio managers after they evaluate qualitative factors such as regulatory environment, industry conditions and company specific events. Finally, the managers use a quantitative model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return.
The fund may also invest a portion of its assets in foreign securities and debt securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks

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Concentration Risk – The fund concentrates its investments in the utilities industry, which at times may be limited to a relatively small number of securities. Therefore, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The performance of the utilities industry will depend in part on investor perception of the sector relative to other sectors. Companies in the utilities industry are subject to various industry-specific risks.

•
Foreign Securities Risk – The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2010): 13.40% Lowest Performance Quarter (3Q 2008): -17.27%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 9.64%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Quantitative Equity Funds Prospectus UTILITIES FUND	Label	1 Year	5 Years	10 Years
INVESTOR CLASS	Investor Class Return Before Taxes	18.20%	11.74%	9.59%
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	15.42%	10.52%	8.77%
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.13%	9.52%	8.00%
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.40%
Russell 3000 Utility Index	Russell 3000® Utilities Index (reflects no deduction for fees, expenses or taxes)	15.35%	11.63%	8.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.